Financial Instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Financial Instruments (Details) [Line Items]
Royalty obligation	$ 1,423	$ 1,605
Balance of euro liabilities (in Euro) | €				€ 4,103
Exchange rate percentage	5.00%
Loss and accumulated deficit increase in exchange rate	$ 203
Foreign Currency Risk [Member]
Financial Instruments (Details) [Line Items]
Exchange rate percentage	5.00%
Loss and accumulated deficit increase in exchange rate	$ 37
EIB [Member]
Financial Instruments (Details) [Line Items]
Fair value of loan amount			$ 3,623